Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000212989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Oregon Fund (Class A) – including sales charge
Account Value	$ 11,403.29	$ 11,403.29	$ 11,403.29	$ 11,403.29	$ 11,113.27	$ 10,458.77	$ 11,602.68	$ 11,284.67	$ 10,778.09	$ 10,189.07	$ 10,193.46		$ 9,829.94	$ 9,826.98	$ 9,600
Average Annual Return, Percent	(1.98%)	0.21%		1.32%
C000212989 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Oregon Fund (Class A) – excluding sales charge
Average Annual Return, Percent	2.61%	1.13%		1.74%
C000212988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Oregon Fund (Institutional Class) – including sales charge
Account Value	$ 12,210.2	$ 12,210.2	12,210.2	$ 12,210.2	11,870.18	11,142.84	12,324.02	11,965.1	11,399.3	10,750.65	10,715.66		10,312.7	10,269.18	10,000
Average Annual Return, Percent	2.87%	1.38%		2.02%
C000212988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Oregon Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	2.87%	1.38%		2.02%
C000006359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class A) – including sales charge
Account Value	$ 11,521.49	$ 11,521.49	11,521.49	$ 11,521.49	11,037.34	10,503.74	10,970.75	11,020.45	10,574	10,116.97	10,231.12		10,017.07	9,782.02	9,725.03
Average Annual Return, Percent	1.53%	1.16%		1.43%
C000006359 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.39%	1.72%		1.71%
C000006361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class C) – including sales charge
Account Value	$ 10,900.62	$ 10,900.62	10,900.62	$ 10,900.62	10,507.41	10,077.58	10,616.45	10,768.6	10,422.7	10,056.94	10,244.51		10,116.25	9,962.89	10,000
Average Annual Return, Percent	2.74%	0.89%		0.87%
C000006361 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.74%	0.89%		0.87%
C000006362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class R) – including sales charge
Account Value	$ 11,457.63	$ 11,457.63	11,457.63	$ 11,457.63	10,989.58	10,501.27	11,006.71	11,095.32	10,697.06	10,258.14	10,409.99		10,228.23	10,023.16	10,000
Average Annual Return, Percent	4.26%	1.37%		1.37%
C000006362 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.26%	1.37%		1.37%
C000006363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Institutional Class) – including sales charge
Account Value	$ 12,045.28	$ 12,045.28	12,045.28	$ 12,045.28	11,510.15	10,929.97	11,398.95	11,433.41	10,953.41	10,464.37	10,566.58		10,317.62	10,072.27	10,000
Average Annual Return, Percent	4.65%	1.90%		1.88%
C000006363 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.65%	1.90%		1.88%
C000190626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class R6) – including sales charge
Account Value	$ 11,586.54	$ 11,586.54	$ 11,586.54	$ 11,586.54	11,050.1	10,486.7	10,930.99	10,970.2	10,502.31	10,026.4	10,105.65	$ 10,000
Average Annual Return, Percent	4.86%	1.97%	1.94%
C000190626 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Limited-Term Diversified Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	4.86%	1.97%	1.94%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494.21431	$ 12,494.21431	$ 12,494.21431	$ 12,494.21431	12,363.95827	11,620.1082	12,703.1504	12,513.28988	11,893.37147	11,059.96384	10,919.96453		10,355.74449	10,330.11644	10,000
Average Annual Return, Percent	1.05%	0.99%		2.25%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,432	$ 11,432	$ 11,432	$ 11,432	11,290.62057	10,699.07897	12,299.22336	12,491.85425	11,619.61239	10,687.97371	10,686.75904	10,000	10,321.19926	10,054.99549	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.16%	1.35%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,750	$ 11,750	$ 11,750	$ 11,750	$ 11,259.61843	$ 10,763.19506	$ 11,175.19863	$ 11,228.01602	$ 10,865.79704	$ 10,444.88655	$ 10,280.56321	$ 10,000	$ 10,194.48069	$ 10,065.40464	$ 10,000
Average Annual Return, Percent	4.36%	1.58%	1.79%	1.63%